Financial instruments - financial and other risks - Categories of financial instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Apr. 30, 2017
Disclosure of detailed information about financial instruments [line items]
Seller's credit on sale leaseback vessels	$ 11,762	$ 11,430
Deferred financing fees
Disclosure of detailed information about financial instruments [line items]
Borrowings	17,437	12,758
Secured bank loans | Deferred financing fees
Disclosure of detailed information about financial instruments [line items]
Borrowings	9,200	2,800
Sale and leaseback liability | Deferred financing fees
Disclosure of detailed information about financial instruments [line items]
Borrowings	6,800	8,200
Unsecured Senior Notes Due 2025 | Deferred financing fees
Disclosure of detailed information about financial instruments [line items]
Borrowings	1,400	1,700
Unsecured Senior Notes Due 2025 | Unamortized Discount On Debt
Disclosure of detailed information about financial instruments [line items]
Borrowings	100	100
Ballast water treatment systems
Disclosure of detailed information about financial instruments [line items]
Aggregate difference in investment fair value between put and call option exercise prices	600
Vessels | STI Beryl, STI Le Rocher, and STI Larvotto
Disclosure of detailed information about financial instruments [line items]
Sale leaseback transaction, deposit per vessel	4,350		$ 4,350
Seller's credit on sale leaseback vessels	13,100		$ 13,100
Financial liabilities at amortised cost, category | Accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	11,220	28,748
Financial liabilities at amortised cost, category | Accrued expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	72,893	91,508
Financial liabilities at amortised cost, category | Secured bank loans
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	586,358	226,896
Financial liabilities at amortised cost, category | Sale and leaseback liability
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	907,639	1,140,614
Financial liabilities at amortised cost, category | Unsecured Senior Notes Due 2025
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	70,571	70,571
IFRS 16 - Lease liability | IFRS 16 - Lease liability
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	248,868	495,875
Level 1 of fair value hierarchy | Financial liabilities at amortised cost, category | Accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	11,220	28,748
Level 1 of fair value hierarchy | Financial liabilities at amortised cost, category | Accrued expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	72,893	91,508
Level 1 of fair value hierarchy | Financial liabilities at amortised cost, category | Sale and leaseback liability
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	907,137	1,139,877
Level 1 of fair value hierarchy | Financial liabilities at amortised cost, category | Unsecured Senior Notes Due 2025
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	70,063	69,639
Level 2 of fair value hierarchy | Financial liabilities at amortised cost, category | Secured bank loans
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	586,358	226,896
Level 2 of fair value hierarchy | IFRS 16 - Lease liability | IFRS 16 - Lease liability
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	248,343	495,234
Loans and receivables | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	313,923	376,870
Loans and receivables | Cash and cash equivalents | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	313,923	376,870
Loans and receivables | Restricted cash
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	783	783
Loans and receivables | Restricted cash | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	783	783
Loans and receivables | Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	201,568	276,700
Loans and receivables | Accounts receivable | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	201,568	276,700
Loans and receivables | Investment in ballast water treatment supplier
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	1,751	1,751
Loans and receivables | Investment in ballast water treatment supplier | Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,751	1,751
Loans and receivables | Working capital contributions to Scorpio Pools | Scorpio Pools
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	51,911	53,161
Loans and receivables | Working capital contributions to Scorpio Pools | Level 1 of fair value hierarchy | Scorpio Pools
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	51,911	53,161
Loans and receivables | Sellers credit on sale leaseback vessels
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	11,762	11,430
Loans and receivables | Sellers credit on sale leaseback vessels | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 11,762	$ 11,430